1 Corporate information (Details Narrative) $ / shares in Units, R$ in Thousands, $ in Thousands																1 Months Ended	12 Months Ended
	Nov. 09, 2020	Nov. 03, 2020	Oct. 22, 2020 BRL (R$)	Jul. 20, 2020	May 05, 2020	Mar. 10, 2020 USD ($) shares	Mar. 10, 2020 BRL (R$) shares	Feb. 06, 2020 USD ($) $ / shares shares	Feb. 06, 2020 BRL (R$) shares	Jul. 23, 2019 USD ($) shares	Jul. 23, 2019 BRL (R$) shares	Jul. 07, 2019	Jun. 18, 2019	Apr. 03, 2019	Mar. 29, 2019	Nov. 05, 2020	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$) shares	Jan. 31, 2020	Jul. 18, 2019 shares	Dec. 31, 2018 shares
Disclosure of subsidiaries [line items]
Deferred revenues																	R$ 2,361
Amount of legal proceedings																	R$ 6,545
Description of exchanging and rights of shares												Exchanging one common share as 28 Class A or Class B common shares
Number of shares issed (shares) | shares																	93,146,731	89,744,275			1,443,541
Share issuance costs																	R$ 19,704	R$ 79,670
Transferred amount to bank accounts																	R$ 961,438
Guardaya empreendimentos and participacoes s.a. ("guardaya") [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired															100.00%
Sociedade universitaria redentor s.a. (uniredentor) [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired																			100.00%
Sociedade padrao de educacao Superior ltda [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Description of acquiree			The purchase price is R$ 360,000, adjusted by the Net Debt at the closing date, of which: (i) 100% is payable in cash on the transaction closing date.
Amount of purchase price			R$ 360,000
Uniao educacional do planalto central s.a. ("UEPC") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary													15.00%		15.00%
Percentage of voting equity interests acquired													30.00%		15.00%
Guardaya empreendimentos and participacoes s.a. ("guardaya") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary															100.00%
Medcel editora and CBB web [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary															100.00%
Percentage of voting equity interests acquired															100.00%
Instituto educacional santo agostinho s.a. ("FASA") [member]
Disclosure of subsidiaries [line items]
Description of acquiree														The purchase price of R$ 201,565 is comprised by: i) R$ 102,330 paid in cash on the acquisition date; ii) R$ 39,695 payable in April 2020; iii) R$ 29,770 payable in April 2021; and iv) R$ 29,770 payable in April 2022, adjusted by the IPCA rate + 4.1% per year. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations. There isare no contingent consideration associated with the acquisition of FASA.
Percentage of voting equity interests acquired														90.00%
Centro Universitario Sao Lucas Ltda ("UniSL") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Instituicao de pesquisa medica e servicos tecnologicos da area da saude s.a. ("PEBMED") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Faculdade de Ciencias Medicas da Paraiba ("FCMPB") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Percentage of revenue generated																		99.00%
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																100.00%
Class A common shares [member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares										13,888,887	13,888,887
Class A common shares [member] | Initial public offering [member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares										15,805,841	15,805,841									13,744,210
Proceeds from issue of shares											R$ 992,778
Net proceeds from issue of shares											913,108
Fee and commission expense											59,566
Other offering expenses											20,104
Share issuance costs											R$ (79,670)
Number of additional common shares issued | shares								3,019,928	3,019,928
Class A common shares [member] | Initial public offering [member] | Underwriters [member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares										1,916,954	1,916,954
Other offering expenses							R$ 1,066
Additional shares gross proceeds							30,884
Net proceeds of additional shares							R$ 29,819
Class A common shares [member] | Initial public offering [member] | Shareholders [member]
Disclosure of subsidiaries [line items]
Other offering expenses									R$ 18,638
Number of additional common shares issued | shares								9,406,812	9,406,812
Additional shares gross proceeds									R$ 358,286
Net proceeds of additional shares									R$ 339,648
Class A common shares [member] | Over allotments [member] | Underwriters [member]
Disclosure of subsidiaries [line items]
Number of shares issed (shares) | shares										2,061,631	2,061,631
Class A common shares [member] | USD [member] | Initial public offering [member]
Disclosure of subsidiaries [line items]
Proceeds from issue of shares | $										$ 263,888
Net proceeds from issue of shares | $										242,711
Fee and commission expense | $										15,833
Other offering expenses | $										$ 5,344
Class A common shares [member] | USD [member] | Initial public offering [member] | Underwriters [member]
Disclosure of subsidiaries [line items]
Other offering expenses | $						$ 228
Number of additional common shares issued | shares						240,552	240,552
Additional shares gross proceeds | $						$ 6,615
Net proceeds of additional shares | $						6,387
Class A common shares [member] | USD [member] | Initial public offering [member] | Shareholders [member]
Disclosure of subsidiaries [line items]
Other offering expenses | $								$ 4,202
Additional offering price | $ / shares								$ 27.50
Additional shares gross proceeds | $								$ 83,048
Net proceeds of additional shares | $								$ 78,846
Class A common shares [member] | BRAZIL [member]
Disclosure of subsidiaries [line items]
Proceeds from issue of shares							R$ 294,312
Class A common shares [member] | BRAZIL [member] | USD [member]
Disclosure of subsidiaries [line items]
Proceeds from issue of shares | $						$ 68,060
Class B common shares [member]
Disclosure of subsidiaries [line items]
Description of exchanging and rights of shares												Class B common shares is entitled to 10 votes per share